H1 Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Components of Income Taxes Recognized in Income Statement

Income taxes recognized in the income statement
	2021	2020	2019
Current income taxes for the year	(6,110)	(5,470)	(2,564)
Current income taxes related to prior years	(337)	(175)	(2,237)
Deferred tax income/expense (+/–)	188	(3,911)	(2,116)
Share of taxes in joint ventures and associated companies	(11)	(33)	(5)
Income tax expense	(6,270)	(9,589)	(6,922)

Reconciliation of Swedish Income Tax Rate with Effective Tax Rate

Reconciliation of Swedish income tax rate with effective tax rate
	2021	2020	2019
Calculated tax expense at Swedish tax rate 20.6% (21.4%)	(6,025)	(5,823)	(1,875)
Effect of foreign tax rates	(324)	(616)	(419)
Current income taxes related to prior years	(337)	(175)	(2,237)
Remeasurement of tax loss carry-forwards	(175)	(258)	52
Remeasurement of deductible temporary differences	220	369	84
Withholding tax expense	—	(1,393)	(230)
Reversal of impaired withholding tax	969	—	519
Tax effect of non-deductible expenses	(975)	(2,079)	(3,555)
Tax effect of non-taxable income	392	372	803
Tax effect of changes in tax rates	(15)	14	(64)
Income tax expense	(6,270)	(9,589)	(6,922)
Effective tax rate	21.4%	35.2%	79.0%

Tax Effects of Temporary Differences and Tax Loss Carry-forwards

Tax effects of temporary differences and tax loss carry-forwards
	Deferred tax assets	Deferred tax liabilities	Net balance
2021
Intangible assets and property, plant and equipment	160	1,331
Current assets	3,605	862
Post-employment benefits	6,782	567
Provisions	3,555	—
Deferred tax credits	5,288	—
Other	1,425	44
Loss carry-forwards	4,214	—
Deferred tax assets/liabilities	25,029	2,804	22,225
Netting of assets/liabilities	(1,920)	(1,920)
Deferred tax balances, net	23,109	884	22,225

2020
Intangible assets and property, plant and equipment	771	1,579
Current assets	2,235	862
Post-employment benefits	7,062	378
Provisions	3,739	—
Deferred tax credits	8,285	—
Other	1,794	277
Loss carry-forwards	4,417	—
Deferred tax assets/liabilities	28,303	3,096	25,207
Netting of assets/liabilities	(2,007)	(2,007)
Deferred tax balances, net	26,296	1,089	25,207

Changes in Deferred Taxes, Net

Changes in deferred taxes, net
	2021	2020
Opening balance, net	25,207	29,950
Recognized in net income (loss)	188	(3,911)
Recognized in other comprehensive income	(556)	794
Acquisitions/divestments of subsidiaries	171	(1,223)
Deferred tax credits utilization	(3,027)	386
Translation difference	242	(789)
Closing balance, net	22,225	25,207

Tax Loss Carry-forwards
The final years in which the recognized tax loss carry-forwards can be utilized are shown in the following table.

Tax loss carry-forwards
Year of expiration	Tax loss carry- forwards	Tax value
2022	37	9
2023	49	9
2024	91	20
2025	38	7
2026	9	2
2027 or later (also includes unlimited carry-forwards)	19,411	4,167
Total	19,635	4,214